Share-based Payment Expense - Summary of Options Granted Under 2010 Savings-Related Share Option Schemes (Parenthetical) (Detail)	1 Months Ended		12 Months Ended
	May 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 shares € / shares		Dec. 31, 2018 shares € / shares
2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price | € / shares			€ 31.70	€ 28.52		€ 29.54
Number of options granted	100,297	556,493		656,790	[1]	501,091	[1]
Exercisable period of share options granted			shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable.
Discount rate on exercise price at which options are granted			15.00%
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted				518,944		379,253
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted				137,846		121,838

[1]	No options over CRH plc’s Ordinary Shares were granted to employees in 2020 (2019: 556,493 share options in April 2019 and 100,297 share options in May 2019; 2018: 501,091 share options in April 2018). In 2019, this figure comprises options over 518,944 (2018: 379,253) shares and 137,846 (2018: 121,838) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.